SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
Wells Fargo Advantage California Limited-Term Tax-Free Fund
Wells Fargo Advantage California Tax-Free Fund
Wells Fargo Advantage Colorado Tax-Free Fund
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Wells Fargo Advantage Minnesota Tax Free Fund
Wells Fargo Advantage Municipal Bond Fund
Wells Fargo Advantage North Carolina Tax-Free Fund
Wells Fargo Advantage Pennsylvania Tax-Free Fund
Wells Fargo Advantage Wisconsin Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund (the "Funds")

Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of each Fund's prospectus is replaced with the following:

(Wells Fargo Advantage California Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Colorado Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Minnesota Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Municipal Bond Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage North Carolina Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Pennsylvania Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Wisconsin Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage California Limited-Term Tax-Free fund)
In addition, the Fund's shareholder fees table is updated in accordance with the changes above.
Shareholder Fees (Wells Fargo Advantage California Limited-Term Tax-Free fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	1.00%

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
Wells Fargo Advantage California Limited-Term Tax-Free Fund
Wells Fargo Advantage California Tax-Free Fund
Wells Fargo Advantage Colorado Tax-Free Fund
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Wells Fargo Advantage Minnesota Tax Free Fund
Wells Fargo Advantage Municipal Bond Fund
Wells Fargo Advantage North Carolina Tax-Free Fund
Wells Fargo Advantage Pennsylvania Tax-Free Fund
Wells Fargo Advantage Wisconsin Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund (the "Funds")

Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of each Fund's prospectus is replaced with the following:

(Wells Fargo Advantage California Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Colorado Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Minnesota Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Municipal Bond Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage North Carolina Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Pennsylvania Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Wisconsin Tax-Free Fund)
"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage California Limited-Term Tax-Free fund)
In addition, the Fund's shareholder fees table is updated in accordance with the changes above.
Shareholder Fees (Wells Fargo Advantage California Limited-Term Tax-Free fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	1.00%

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage California Limited-Term Tax-Free fund))	0 Months Ended
Nov. 01, 2011
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 1, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 17, 2012
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Supplement [Text Block]	wells_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
Wells Fargo Advantage California Limited-Term Tax-Free Fund
Wells Fargo Advantage California Tax-Free Fund
Wells Fargo Advantage Colorado Tax-Free Fund
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
Wells Fargo Advantage Minnesota Tax Free Fund
Wells Fargo Advantage Municipal Bond Fund
Wells Fargo Advantage North Carolina Tax-Free Fund
Wells Fargo Advantage Pennsylvania Tax-Free Fund
Wells Fargo Advantage Wisconsin Tax-Free Fund

Supplement - [Text Block]	wells_SupplementTextBlock_01

Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund (the "Funds")

Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of each Fund's prospectus is replaced with the following:

(Wells Fargo Advantage California Tax-Free Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Colorado Tax-Free Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Minnesota Tax-Free Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage North Carolina Tax-Free Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Pennsylvania Tax-Free Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage Wisconsin Tax-Free Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."
(Wells Fargo Advantage California Limited-Term Tax-Free fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	wells_SupplementTextBlock_01	In addition, the Fund's shareholder fees table is updated in accordance with the changes above.
(Wells Fargo Advantage California Limited-Term Tax-Free fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
(Wells Fargo Advantage California Limited-Term Tax-Free fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%